FINANCIAL INCOME (EXPENSE), NET (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of financial income (expense), net

	Year ended December 31,
	2022	2021	2020

Financial income:
Interest income	$4,993	$539	$287
Other	-	-	45
	$4,993	$539	$332

Financial expense:
Foreign currency translation losses	$(264)	$(528)	$(1,537)
Interest expense on debts	-	(119)	(1,045)
Bank charges and other	(227)	(473)	(388)
	$(491)	$(1,120)	$(2,970)

Financial income (expense), net	$4,502	$(581)	$(2,638)